Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum aggregate office space commitment under non-cancelable agreements
2019	$58,754
2020	40,021
2021	3,335
$102,110